LONGTERM DEBT AND OTHER SHORTTERM BORROWINGS (Details 1)	Dec. 31, 2021 USD ($)
LONG TERM DEBT
2023	$ 0
2024	0
2025	0
2026	0
2027	33,927,760
Thereafter	0
Total	$ 33,927,760